Lease and Non-Lease Components of Revenue and voyage charter revenue	12 Months Ended
Dec. 31, 2023
Lease and Non-Lease Components of Revenue and voyage charter revenue
Lease and Non-Lease Components of Revenue and voyage charter revenue
21.	Lease and Non-Lease Components of Revenue and voyage charter revenue

IFRS 16 requires the identification of lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. Regarding time charter arrangements, we have concluded that the direct lease component concerns the vessel and indirectly, the non- lease component concerns the technical management services provided to operate the vessel.

These components are being accounted for as follows:

a.	All fixed lease revenue earned under these arrangements will be recognized on a straight-line basis over the term of the lease.
b.	Lease revenue earned under Group’s time charter arrangements will be recognized as it is earned, since it is 100% variable.
c.	The non-lease component will be accounted for as services revenue under IFRS 15. This revenue is recognized ‘over time’ as the customer (i.e., the charterer) is simultaneously receiving and consuming the benefits of the service.

The below table analyses revenue generated under time charter arrangements:

December 31,	2023	2022	2021
Lease component	30,584,686	50,536,021	59,098,416
Non-lease component	8,817,934	15,817,114	21,486,951
Total	39,402,620	66,353,135	80,585,367